Accounts Receivable, Net (Details) - Schedule of analysis of the allowance for doubtful accounts ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Schedule of analysis of the allowance for doubtful accounts [Abstract]
Balance, beginning of year	¥ 10,266	$ 1,573	¥ 9,432	¥ 2,606
Bad debt allowances from acquisition	1,800	276
Additions			834	6,826
Recovery	(8,253)	(1,265)
Balance, end of year	¥ 3,813	$ 584	¥ 10,266	¥ 9,432